Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Disclosure - Pay vs Performance Disclosure
	Andy Heyward (1)		Michael Hirsh (1)
Year	Summary Compensation Table Total (2)	Compensation Actually Paid	Summary Compensation Table Total (2)	Compensation Actually Paid	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on Cumulative TSR (5)	Net Loss (in 000s) (6)
2024	1,075,384	698,509	n/a	n/a	415,720	402,437	14	(19,891)
2023	1,492,368	(1,861,069)	514,067	287,178	281,595	228,168	(70)	(77,103)
2022	1,450,384	(5,369,928)	1,215,089	938,817	488,168	143,658	(66)	(45,595)

Named Executive Officers, Footnote [Text Block]	During 2024, our principal executive officer was Andy Heyward, our Chief Executive Officer and Chairman. During 2023, our Chief Executive Officers were Andy Heyward and Michael Hirsh. Michael Hirsh started serving as a Chief Executive Officer during 2022 and his employment agreement was terminated during 2023.
Adjustment To PEO Compensation, Footnote [Text Block]

	Andy Heyward	Michael Hirsh (1)
Reported Summary Compensation Table Total for 2024	$1,075,384	n/a
Add: Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(376,875)	n/a
Compensation Actually Paid for 2024	$698,509	n/a

Reported Summary Compensation Table Total for 2023	$1,492,368	$514,067
Add: Change in Year Over Year End Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested	(3,056,250)	–
Add: Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(297,188)	(226,889)
Compensation Actually Paid for 2023	$(1,861,069)	$287,178

Reported Summary Compensation Table Total for 2022	$1,450,384	$1,215,089
Deduct: Fair Value of Equity Awards Under the “Stock Awards” and “Option Awards” Column in SCT	–	(706,481)
Add: Year End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested	–	430,209
Add: Change in Year Over Year End Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested	(6,032,813)	–
Add: Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(787,500)	–
Compensation Actually Paid for 2022	$(5,369,928)	$938,817

Non-PEO NEO Average Total Compensation Amount	$ 415,720	$ 281,595	$ 488,168
Non-PEO NEO Average Compensation Actually Paid Amount	$ 402,437	228,168	143,658
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average Non-PEO NEOs
Average Reported Summary Compensation Table Total for 2024	$415,720
Add: Average Change in Year Over Year End Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested	(8,680)
Add: Average Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(4,603)
Average Compensation Actually Paid for 2024	$402,437

Average Reported Summary Compensation Table Total for 2023	$281,595
Deduct: Average Fair Value of Equity Awards Under the “Stock Awards” and “Option Awards” Column in SCT	(25,025)
Add: Average Year End Fair Value of Equity Awards Granted During the Year that are Outstanding and Unvested	24,325
Add: Average Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(52,727)
Average Compensation Actually Paid for 2023	$228,168

Average Reported Summary Compensation Table Total for 2022	$488,168
Add: Average Change in Year Over Year End Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested	(208,035)
Add: Average Change in Prior Year End Fair Value and Vesting Date Fair Value of Equity Awards Granted in Prior Years that Vested During the Year	(136,475)
Average Compensation Actually Paid for 2022	$143,658

Compensation Actually Paid and Cumulative Total Shareholder Return

Compensation Actually Paid and Cumulative Total Shareholder Return

The graph below compares the compensation actually paid to our PEOs and the average of the compensation actually paid to our remaining NEOs, with our cumulative total shareholder return for the fiscal years ended December 31, 2024, 2023, and 2022. Total shareholder return amounts reported in the graph assume an initial fixed investment of $100 on December 31, 2021.

Compensation Actually Paid and Net Loss

Compensation Actually Paid and Net Loss

The graph below compares the compensation actually paid to our PEOs and the average of the compensation actually paid to our remaining NEOs, with our net loss for the fiscal years ended December 31, 2024, 2023, and 2022.

Total Shareholder Return Amount	$ 14	(70)	(66)
Net Income (Loss) Attributable to Parent	$ (19,891)	$ (77,103)	$ (45,595)
PEO Name	Andy Heyward	Andy Heyward and Michael Hirsh	Andy Heyward and Michael Hirsh
Adjustment Type [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,680)	$ (25,025)	$ (208,035)
Adjustment Type 1 [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,603)	24,325	(136,475)
Adjustment Type 2 [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(52,727)
Andy Heyward [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	1,075,384	1,492,368	1,450,384
PEO Actually Paid Compensation Amount	698,509	(1,861,069)	(5,369,928)
Andy Heyward [Member] | Changein Prior Year End Fair Valueand Vesting Date Fair Valueof Equity Awards Grantedin Prior Yearsthat Vested Duringthe Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (376,875)	(297,188)	(787,500)
Andy Heyward [Member] | Changein Year Over Year End Fair Valueof Equity Awards Grantedin Prior Years That Are Outstanding And Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(3,056,250)	(6,032,813)
Michael Hirsh [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		514,067	1,215,089
PEO Actually Paid Compensation Amount		287,178	938,817
Michael Hirsh [Member] | Changein Prior Year End Fair Valueand Vesting Date Fair Valueof Equity Awards Grantedin Prior Yearsthat Vested Duringthe Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (226,889)
Michael Hirsh [Member] | Fair Valueof Equity Awards Underthe Stock Awardsand Option Awards Columnin S C T [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(706,481)
Michael Hirsh [Member] | Year End Fair Valueof Equity Awards Granted Duringthe Yearthatare Outstandingand Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 430,209